Options (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period	0	0	0	0
Unrecognized Compensation Cost	$ 793,795	$ 788,887	$ 793,795	$ 788,887
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercised in Period	0	0	0	(7,000)
Proceeds from Stock Options Exercised (in Dollars)	$ 0	$ 0	$ 0	$ 12,465
Stock Option Sharebased Compensation Forfeiture Rate	4.00%	4.00%	4.00%	4.00%